Revenue - Summary of Revenue Disaggregated by Geographical Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 13,481	$ 8,948
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,643	1,861
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,437	1,211
South Korea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,354	982
India
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	556	588
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	894	757
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,679	1,189
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,279	1,027
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	116	166
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	731	610
Finland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	182	124
Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	123	163
Spain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	136	106
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 351	$ 164